Loss Per Share - Potential ordinary shares, including non-vested restricted shares, option granted and Convertible Notes (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	103,450,186	236,501,538	124,248,560
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	1,358,110		459,199
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	56,768,907	52,558,756	31,276,979
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	45,323,169	183,942,782	92,512,382